Earnings per share - Narrative (Details) - £ / shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	450	534	435
Weighted average number of ordinary shares outstanding (in shares)	15,445	16,333	16,985
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 0.83
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price (in GBP per share)	£ 1.51
Employee share schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of potential ordinary shares (in shares)	750	789	688
Employee share schemes | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [line items]
Decrease in number of shares outstanding (in shares)	888	652	315
Anti-dilutive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average number of ordinary shares outstanding (in shares)	39	27	5